Nature of Operations (Details) $ in Thousands	3 Months Ended			12 Months Ended
	Apr. 02, 2022 USD ($) segment	Mar. 27, 2021 USD ($)	Mar. 27, 2021 USD ($)	Jan. 01, 2022 USD ($) segment	Dec. 26, 2020 USD ($)	Dec. 28, 2019 USD ($)	Aug. 31, 2021	Aug. 18, 2021	Aug. 17, 2021	Jan. 18, 2021	Jan. 02, 2020
Schedule of Equity Method Investments [Line Items]
Number of reportable segments | segment	2			2
Assets	$ 1,198,708	$ 898,746	$ 898,746	$ 1,122,002	$ 873,480
Revenue	229,520	$ 152,824		750,150	548,973	$ 565,292
Non-U.S.
Schedule of Equity Method Investments [Line Items]
Assets	64,422			58,439	53,424
Revenue	$ 17,914		$ 12,560	$ 68,579	$ 45,490	$ 43,543
G & M Stor-More Pty Ltd
Schedule of Equity Method Investments [Line Items]
Interest acquired										100.00%
DBCI, LLC
Schedule of Equity Method Investments [Line Items]
Interest acquired								100.00%	100.00%
Access Control Technologies, LLC
Schedule of Equity Method Investments [Line Items]
Interest acquired							100.00%
Janus International Europe Holdings Ltd. (UK) | Janus International Europe Ltd. (UK)
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%			100.00%
Janus International Europe Holdings Ltd. (UK) | Active Supply & Design (CDM) Ltd. (UK)
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%			100.00%
Janus International Europe Holdings Ltd. (UK) | Steel Storage Australia & Steel Storage Asia
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%			100.00%
Janus International Europe Holdings Ltd. (UK) | Steel Storage Australia & Steel Storage Asia
Schedule of Equity Method Investments [Line Items]
Interest acquired											100.00%
Janus Cobb Holdings, LLC | Asta Industries, Inc.
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%			100.00%
Janus Cobb Holdings, LLC | Nokē, Inc.
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%			100.00%